Dividend and Equity Distribution (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Jun. 08, 2011
Dividend and Equity Distribution
Estimated option forfeiture rate (as a percent)	2.00%
Holders of vested options in Parent's stock | Parent Issuer UHS
Dividend and Equity Distribution
Dividend declared (in dollars per share)		$ 0.12
Estimated option forfeiture rate (as a percent)	2.00%